Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share Details Abstract
Weighted number of shares of basic and diluted loss per share	85,909,859	38,902,214	32,525,138
Loss of basic and diluted loss per share	$ 9,587	$ 6,571	$ 6,339